Intangible Assets and Goodwill (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 582,447	$ 533,729	$ 716,920	$ 346,245